Financial instruments and risk management - Summary of financial assets by categories (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Cash and cash equivalents	$ 10,550	$ 8,201
Trade and other receivables	2,985	3,047
Equity shares and quoted funds	136	156
Other investments, including loans	1,152	454
Currency and commodity derivatives: designated as hedges		1
Derivatives and embedded derivatives not related to net debt not designated as hedges	168	423
Derivatives related to net debt	99	108
Loans to equity accounted units including quasi equity loans	198	202
Total financial assets	15,288	12,592
Loans and receivables [member]
Disclosure of financial assets [Line Items]
Cash and cash equivalents	10,550	8,201
Trade and other receivables	2,895	2,904
Other investments, including loans	15	14
Loans to equity accounted units including quasi equity loans	198	202
Total financial assets	13,658	11,321
Available for sale securities [member]
Disclosure of financial assets [Line Items]
Equity shares and quoted funds	136	156
Total financial assets	136	156
Held at fair value [member]
Disclosure of financial assets [Line Items]
Trade and other receivables	90	143
Other investments, including loans	1,125	431
Currency and commodity derivatives: designated as hedges		1
Derivatives and embedded derivatives not related to net debt not designated as hedges	168	423
Derivatives related to net debt	99	108
Total financial assets	1,482	1,106
Held to maturity assets [member]
Disclosure of financial assets [Line Items]
Other investments, including loans	12	9
Total financial assets	$ 12	$ 9